UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       September 30, 2001
                                                     ------------------
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.

                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Polar Capital LLP
         ----------------------------
Address: 4 Matthew Parker Street
         ----------------------------
           London  SW1H 9NP
         ----------------------------
           England
         ----------------------------


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Compliance Administrator:

Name:    Boura Tomlinson
         ----------------------------
Title:   Head of Legal and Compliance
         ----------------------------
Phone:   +44 (0) 20 7227 2758
         ----------------------------

Signature, Place, and Date of Signing:


/s/ Boura Tomlinson
-------------------
[Signature]

London, England
---------------
[City, State]

May 5, 2009
-------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


                                 REPORT SUMMARY:


Number of Other Included Managers:


         0

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Form 13F Information Table Entry Total:


         46

--------------------------------------------------------------------------------




Form 13F Information Table Value Total:



$300,208 (thousands)

--------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE


                                                                                                                    VOTING AUTHORITY
NAME OF ISSUER        TITLE OF      CUSIP         VALUE         SHARES/    SH/PRN  PUT/  INVESTMENT OTHER       SOLE     SHARED NONE
--------------        ---------     -----         -----         -------    ------  ----  ---------- ------      ----     ------ ----
                      CLASS                       (x$1000)      PRN AMT            CALL  DISCRETION MANAGERS
                      -----                       --------      -------            ----  ---------- --------
Amazon.Com             COM          023135106         2228      400000       shs            SOLE                  400000
International
  Business Machines    COM          459200101        10592      115000       shs            SOLE                  115000
Amgen                  COM          031162100         1283      100000       shs            SOLE                  100000
Applied Mats           COM          038222105         4041      210316       shs            SOLE                  210316
Automatic Data
  Processing           COM          053015103          954       34000       shs            SOLE                   34000
Biogen NV              COM          090597105         5683       80000       shs            SOLE                   80000
Bristol Myers Squibb   COM          110122108          190      155000       shs            SOLE                  155000
Verisign               COM          92343E102          929      107500       shs            SOLE                  107500
Double Click           COM          258609304        25202      170000       shs            SOLE                  170000
Cisco Systems          COM          17275R102         7271      435000       shs            SOLE                  435000
Ciena                  COM          171779101         1004      100000       shs            SOLE                  100000
Computer Assoc
International          COM          12673P105         3429      165000       shs            SOLE                  165000
Allegiance Telecom     COM          01747T102         1784      365000       shs            SOLE                  365000
Dell Inc               COM          24702R101         6409      420000       shs            SOLE                  420000
EMC Mass               COM          268648102         2817      162500       shs            SOLE                  162500
Electronic Arts        COM          285512109          607      145000       shs            SOLE                  145000
Electronic Data
  Systems              COM          285661104         1218      123000       shs            SOLE                  123000
First Data             COM          319963104          825       55000       shs            SOLE                   55000
Gateway                COM          367626108         3101      500000       shs            SOLE                  500000
Juniper Networks       COM          48203R104         6064       74750       shs            SOLE                   74750
Liberate Techs         COM          530129105         3015      600000       shs            SOLE                  600000
Netiq                  COM          64115P102          921      250000       shs            SOLE                  250000
Intel                  COM          458140100          753      161448       shs            SOLE                  161448
Jabil Circuit          COM          466313103          178      342500       shs            SOLE                  342500
Johnson & Johnson      COM          478160104         5088      138000       shs            SOLE                  138000
KLA Tencor             COM          482480100        15648      152500       shs            SOLE                  152500
Interwoven             COM          461142101         4968      225000       shs            SOLE                  225000
McLeodUSA              COM          582266706         4480      400000       shs            SOLE                  400000
Mercury Interactive    COM          589405109         4215       90000       shs            SOLE                   90000
Medtronic              COM          585055106        28698      220000       shs            SOLE                  220000
Silicon Precn Inds     COM          827084864         1333        4993       shs            SOLE                    4993
Microsoft              COM          594918104         6477      220000       shs            SOLE                  220000
Micron Tech            COM          595112103          797      305000       shs            SOLE                  305000
Microchip Technology   COM          595017104        12935      120000       shs            SOLE                  120000
Oracle                 COM          68389X105        70412      495000       shs            SOLE                  495000
Pfizer                 COM          717081103          716      172000       shs            SOLE                  172000
Mcdata                 COM          580031201         8395        8281       shs            SOLE                    8281
Prof Staff             COM          74315R105         2811      123782       shs            SOLE                  123782
Zimmer Holdings        COM          98956P102         4128       15500       shs            SOLE                   15500
Siebel Sys             COM          826170102         4813      125000       shs            SOLE                  125000
Sun Microsystems       COM          866810203         6825      420000       shs            SOLE                  420000
Teradyne               COM          880770102         9282      220000       shs            SOLE                  220000
Texas Insts            COM          882508104         1315      375000       shs            SOLE                  375000
Vitesse Semicon        COM          928497106         4395      190000       shs            SOLE                  190000
Veritas Software       COM          923436109         1736       31876       shs            SOLE                   31876
Xilinx                 COM          983919101        10244      125000       shs            SOLE                  125000
